EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per share for our common stock:

Years Ended December 31,	2025	2024	2023
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$496,994	$536,286	$536,337
Less: distributed and undistributed earnings allocated to restricted common stock	32,810	37,392	36,966
Earnings allocated to Watsco, Inc. shareholders	$464,184	$498,894	$499,371
Weighted-average common shares outstanding - Basic	37,835,054	37,391,461	36,406,148
Basic earnings per share for common stock	$12.27	$13.34	$13.72

Allocation of earnings for Basic:
Common stock	$422,814	$454,680	$455,186
Class B common stock	41,370	44,214	44,185
	$464,184	$498,894	$499,371
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$496,994	$536,286	$536,337
Less: distributed and undistributed earnings allocated to restricted common stock	32,807	37,369	36,932
Earnings allocated to Watsco, Inc. shareholders	$464,187	$498,917	$499,405
Weighted-average common shares outstanding - Basic	37,835,054	37,391,461	36,406,148
Effect of dilutive stock options	64,805	118,871	125,535
Weighted-average common shares outstanding - Diluted	37,899,859	37,510,332	36,531,683
Diluted earnings per share for common stock	$12.25	$13.30	$13.67